FINANCIAL STATEMENT SCHEDULE I (STATEMENT OF CASH FLOWS) (Details) - USD ($)	1 Months Ended	12 Months Ended
	Feb. 28, 2015	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
OPERATING ACTIVITIES
Net income		$ 38,124,705	$ 92,841,128	$ 43,493,756
Share-based compensation		13,788,049	4,200,273	2,702,089
Adjustments to reconcile net income to net cash used in operating activities:
Prepaid expenses and other current assets		(4,699,699)	496,485	2,895,291
Accrued expense and other current liabilities		(918,399)	4,581,224	805,730
Income tax payable		(7,314,062)	7,253,601	4,420,313
Net cash provided by operating activities		95,553,040	142,704,394	98,671,937
INVESTING ACTIVITIES
Net cash used in investing activities		(164,720,305)	(67,900,571)	(68,060,723)
FINANCING ACTIVITIES
Proceeds from follow-on equity offering		113,540,845
Insurance cost for follow-on equity offering	$ (6,900,000)	(6,919,202)
Proceeds from options exercised		686,596	2,238,854	1,051,586
Net cash provided by (used in) financing activities		86,711,890	(37,354,319)	(30,279,523)
Net increase (decrease) in cash, cash equivalents and restricted cash		22,453,722	40,785,219	(1,671,779)
Cash, cash equivalents and restricted cash at the beginning of the year		53,802,946	15,987,478
Cash and cash equivalents		65,419,389	53,802,946	15,987,478
Parent Company [Member]
OPERATING ACTIVITIES
Net income		38,124,705	92,841,128	43,493,756
Equity in earnings of subsidiaries		(52,348,801)	(97,828,948)	(46,669,238)
Share-based compensation		13,788,049	4,200,273	2,702,089
Adjustments to reconcile net income to net cash used in operating activities:
Prepaid expenses and other current assets		(62,305)	50,059	(29,976)
Accrued expense and other current liabilities		(80,418)	91,941	(58,806)
Income tax payable		0	0	(108,992)
Net cash provided by operating activities		(578,770)	(645,547)	(671,167)
INVESTING ACTIVITIES
Capital contributed to subsidiaries		(109,778,761)	0	0
Net cash used in investing activities		(109,778,761)	0	0
FINANCING ACTIVITIES
Proceeds from follow-on equity offering		113,540,845	0	0
Insurance cost for follow-on equity offering		(6,919,202)	0	0
Proceeds from options exercised		686,596	2,238,854	1,051,586
Net cash provided by (used in) financing activities		107,308,239	2,238,854	1,051,586
Net increase (decrease) in cash, cash equivalents and restricted cash		(3,049,292)	1,593,307	380,419
Cash, cash equivalents and restricted cash at the beginning of the year		4,536,809	2,943,502	2,563,083
Cash and cash equivalents		$ 1,487,517	$ 4,536,809	$ 2,943,502